Document and Entity Information	12 Months Ended
Aug. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 19, 2013
Registrant Name	DWS MARKET TRUST
Central Index Key	0000095603
Amendment Flag	false
Document Creation Date	Jul. 19, 2013
Document Effective Date	Jul. 19, 2013
Prospectus Date	Aug. 01, 2012